May 3, 2006

Filing Desk U.S. Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, DC 20549
RE:	Dreyfus Premier GNMA Fund
1933 Act File No.: 33-9591
1940 Act File No.: 811-4880

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 28 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 28, 2006.

Please address any comments or questions to the undersigned at (212) 922-6815.

Sincerely, /s/ Maria R. Rodriguez Maria R. Rodriguez

MRR/